Revenues - Summary of Breakdown of Revenues by Sales Channels (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revenue [line items]
Revenue from contracts with customers	$ 18,284	$ 19,124	$ 16,995
Gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	6,546	7,038	6,541
Power plants [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	591	498	458
Distribution companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	438	310	171
Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	424	488	170
Industries, transport and aviation [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	4,507	5,031	5,163
Agriculture [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,849	1,823	1,804
Petrochemical industry [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	524	658	614
Trading [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,623	1,699	1,043
Oil companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	245	179	141
Commercialization of LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	250	181	143
Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,287	1,219	747
Upstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	88	50	32
Upstream [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	21
Upstream [member] | Oil companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	7
Upstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	60	50	32
Midstream and Downstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	15,151	15,892	14,863
Midstream and Downstream [member] | Gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	6,546	7,038	6,541
Midstream and Downstream [member] | Power plants [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	12	48	46
Midstream and Downstream [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	3,764	3,942	4,200
Midstream and Downstream [member] | Agriculture [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,849	1,823	1,804
Midstream and Downstream [member] | Petrochemical industry [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	524	658	614
Midstream and Downstream [member] | Trading [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,623	1,699	1,043
Midstream and Downstream [member] | Oil companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	238	179	141
Midstream and Downstream [member] | Commercialization of LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	250	181	143
Midstream and Downstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	345	324	331
Gas and power [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,487	1,483	1,328
Gas and power [member] | Power plants [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	397	404	393
Gas and power [member] | Distribution companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	438	310	171
Gas and power [member] | Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	0	0	0
Gas and power [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	652	769	764
Gas and power [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	0	0	0
New Energies [Member]
Disclosure of revenue [line items]
Revenue from contracts with customers	834	885	400
New Energies [Member] | Power plants [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	182	46	19
New Energies [Member] | Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	424	488	170
New Energies [Member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	70	320	199
New Energies [Member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	158	31	12
Central Administration and Others [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	724	814	372
Central Administration and Others [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	$ 724	$ 814	$ 372